Other Long-Term Assets - Narrative (Details)		6 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($) bbl	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of joint ventures [line items]
Toll payer percent for others			75.00%
Repayment of North West Redwater Partnership subordinated debt advances			$ 555,000,000	$ 124,000,000	$ 0
Borrowings		$ 14,694,000,000	$ 14,694,000,000	$ 21,453,000,000
North West Redwater Partnership
Disclosure of joint ventures [line items]
Company's voting percent interest in joint venture			50.00%
Barrels of bitumen feedstock processed per day | bbl			50,000
Processing agreement, barrels of bitumen feedstock per date for the Company | bbl			12,500
Processing agreement, barrels of bitumen feedstock per date for others | bbl			37,500
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent		25.00%	25.00%	25.00%
Term of commitment to joint venture			40 years
Optimization transaction extended period			10 years
Repayment of North West Redwater Partnership subordinated debt advances			$ 555,000,000
Partnership distributions			400,000,000
Cumulative unrecognised share of losses of joint ventures		$ 562,000,000	562,000,000	$ 153,000,000
Unrecognised share of losses of joint ventures			9,000,000	94,000,000	59,000,000
Recognized share of losses of joint ventures					$ 287,000,000
Investments in joint ventures		$ 0	$ 0
Subordinate Debt | North West Redwater Partnership
Disclosure of joint ventures [line items]
Borrowings, interest rate		6.00%	6.00%
Senior Secured Bonds | North West Redwater Partnership
Disclosure of joint ventures [line items]
Borrowings, interest rate		2.55%	2.55%
Syndicated credit facility | North West Redwater Partnership
Disclosure of joint ventures [line items]
Maximum credit facility		$ 3,500,000,000	$ 3,500,000,000
Series L Senior Secured Bonds Due December 2023 | North West Redwater Partnership
Disclosure of joint ventures [line items]
Borrowings, interest rate		1.20%	1.20%
Maximum credit facility		$ 500,000,000	$ 500,000,000
Series M Senior Secured Bonds Due December 2026 | North West Redwater Partnership
Disclosure of joint ventures [line items]
Borrowings, interest rate		2.00%	2.00%
Maximum credit facility		$ 500,000,000	$ 500,000,000
Series N Senior Secured Bonds Due June 2031 | North West Redwater Partnership
Disclosure of joint ventures [line items]
Borrowings, interest rate		2.80%	2.80%
Maximum credit facility		$ 1,000,000,000	$ 1,000,000,000
Series O Senior Secured Bonds Due June 2051 | North West Redwater Partnership
Disclosure of joint ventures [line items]
Borrowings, interest rate		3.75%	3.75%
Maximum credit facility		$ 600,000,000	$ 600,000,000
Revolving Credit Facility Maturing June 2024 | North West Redwater Partnership
Disclosure of joint ventures [line items]
Maximum credit facility		$ 2,000,000,000	$ 2,000,000,000
Maximum credit facility extended term		3 years	3 years
Non Revolving Credit Facility Maturing June 2023 | North West Redwater Partnership
Disclosure of joint ventures [line items]
Maximum credit facility	$ 1,500,000,000	$ 1,000,000,000	$ 1,000,000,000
Maximum credit facility extended term		2 years	2 years
Maximum borrowing capacity reduction		$ 500,000,000
North West Redwater Partnership
Disclosure of joint ventures [line items]
Partnership distributions			$ 800,000,000
North West Redwater Partnership | North West Redwater Partnership
Disclosure of joint ventures [line items]
Barrels of bitumen feedstock processed per day | bbl			50,000
North West Redwater Partnership | North West Redwater Partnership | Alberta Petroleum Marketing Commission
Disclosure of joint ventures [line items]
Partnership interest transferred	50.00%
North West Redwater Partnership | Syndicated credit facility | North West Redwater Partnership
Disclosure of joint ventures [line items]
Borrowings		$ 1,981,000,000	$ 1,981,000,000	$ 2,866,000,000